Property and Equipment	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:

	June 30,	December 31,
(in thousands)	2021	2020

Cost:
Laboratory equipment	$1,646	$1,256
Computers	190	169
Office furniture & equipment	106	102
Leasehold improvements	739	712
	2,681	2,239
Accumulated depreciation:
Laboratory equipment	734	588
Computers	108	87
Office furniture & equipment	9	5
Leasehold improvements	136	78
	987	758
Depreciated cost	$1,694	$1,481

Depreciation expenses for the three and six months ended June 30, 2021 and 2020 were $122 and $239 thousand and $60 and $114 thousand, respectively.